Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1	57.85
Net Mark-to- market Gains (Losses)		₱ 11,000,000	₱ (942,000,000)
Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48	48
Long Term Foreign Currency Options | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48	48
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 318,000,000	(937,000,000)
Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(15,000,000)	(448,000,000)
Transactions Not Designated As Hedges [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		26,000,000	(494,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		307,000,000	5,000,000
Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		164,000,000	(87,000,000)
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 143,000,000	92,000,000
Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61	49.61
Termination Date Various Dates in January to June 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 396,000,000
Trade Date	Various dates inOctober to December 2023	Various dates inOctober to December 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to June 2024	Various dates inJanuary to June 2024
Weighted Average Foreign Exchange Rate		56.56
Notional Amount | $				$ 396,000,000
Net Mark-to- market Gains (Losses)			(448,000,000)
Termination Date Various dates in March to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in January 2024 to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 795,000,000
Trade Date	Various dates inJanuary 2024 to September 2024	Various dates inJanuary 2024 to September 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inMarch to December 2024	Various dates inMarch to December 2024
Weighted Average Foreign Exchange Rate		57.12
Termination Date Various dates in March to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in January to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 614,000,000
Trade Date	Various dates inJanuary to September 2024	Various dates inJanuary to September 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in Marchto December 2024	Various dates in Marchto December 2024
Weighted Average Foreign Exchange Rate		56.74
Termination Date Various Dates in January to July 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 30,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to July 2025	Various dates inJanuary to July 2025
Weighted Average Foreign Exchange Rate		58.45
Notional Amount | $	$ 303,000,000
Net Mark-to- market Gains (Losses)		₱ (10,000,000)
Termination Date Various Dates in July to December 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 14,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates inJuly to December 2025	Various dates inJuly to December 2025
Weighted Average Foreign Exchange Rate		58.65
Notional Amount | $	$ 14,000,000
Net Mark-to- market Gains (Losses)		₱ (2,000,000)
Termination Date Various Dates in July to August 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in January 2025 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 93,000,000
Trade Date	Various dates inJanuary 2025	Various dates inJanuary 2025
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates inJuly to August 2025	Various dates inJuly to August 2025
Weighted Average Foreign Exchange Rate		58.73
Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various Dates in October to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 204,000,000
Trade Date	Various dates inOctober to December 2024	Various dates inOctober to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in January to April 2025	Various dates in January to April 2025
Weighted Average Foreign Exchange Rate		58.18
Notional Amount | $	$ 204,000,000
Net Mark-to- market Gains (Losses)		₱ 31,000,000
Termination Date Various dates in July to October 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 5,000,000
Trade Date	Various dates inOctober to November 2024	Various dates inOctober to November 2024
Underlying Transaction	U.S. Dollar Revenues	U.S. Dollar Revenues
Termination Date	Various dates inJuly to October 2025	Various dates inJuly to October 2025
Weighted Average Foreign Exchange Rate		58.48
Notional Amount | $	$ 5,000,000
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.98	57.98
Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 13,000,000
Trade Date	Various dates in March to September 2024	Various dates in March to September 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in September 2024 to February 2025	Various dates in September 2024 to February 2025
Weighted Average Foreign Exchange Rate		55.62
Notional Amount | $	$ 2,000,000
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Termination Date Various dates in September 2024 to February 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.07	56.07
Termination Date Various Dates in December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 5,000,000
Trade Date	Various dates inOctober to November 2024	Various dates inOctober to November 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in December 2024	Various dates in December 2024
Weighted Average Foreign Exchange Rate		57.93
Termination Date Various Dates in December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		58.25
Termination Date Various Dates in December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.25
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 8,000,000
Trade Date	Various dates inDecember 2024	Various dates inDecember 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April 2025	Various dates in April 2025
Weighted Average Foreign Exchange Rate		57.46
Notional Amount | $	$ 8,000,000
Net Mark-to- market Gains (Losses)		₱ (2,000,000)
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.98
Termination Date Various Dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.48
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.07
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		56.07
Termination Date Various Dates in January to October 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 to December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 449,000,000
Trade Date	Various dates in June 2023 to December 2024	Various dates in June 2023 to December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in Januaryto October 2024	Various dates in Januaryto October 2024
Weighted Average Foreign Exchange Rate		56.55
Notional Amount | $				449,000,000
Net Mark-to- market Gains (Losses)			(493,000,000)
Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 15,000,000
Trade Date	Various dates in June 2023	Various dates in June 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in February 2024	Various dates in February 2024
Weighted Average Foreign Exchange Rate		55.17
Notional Amount | $				15,000,000
Net Mark-to- market Gains (Losses)			(1,000,000)
Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.85
Termination Date Various Dates in February 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in June 2023 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.87	55.87
Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 34,000,000
Trade Date	Various dates in March to September 2024	Various dates in March to September 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in September 2024 to March 2025	Various dates in September 2024 to March 2025
Weighted Average Foreign Exchange Rate		55.87
Notional Amount | $	$ 4,000,000
Net Mark-to- market Gains (Losses)		₱ (3,000,000)
Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		56.17
Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.17
Termination Date Various Dates in September 2024 to March 2025 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.97	57.97
Termination Date Various Dates in March to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 4,000,000
Trade Date	Various dates in December 2024	Various dates in December 2024
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various datesMarch to April 2025	Various datesMarch to April 2025
Weighted Average Foreign Exchange Rate		57.64
Notional Amount | $	$ 4,000,000
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Termination Date Various Dates in March to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		57.97
Termination Date Various Dates in March to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in December 2024 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		59.26
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 290,000,000
Trade Date	Various dates in July 2020 and February to March 2021	Various dates in July 2020 and February to March 2021
Underlying Transaction	300M Notes 2031	300M Notes 2031
Termination Date	January 23, 2031	January 23, 2031
Weighted Average Hedge Cost	1.20%	1.20%
Weighted Average Foreign Exchange Rate		49.61
Notional Amount | $	$ 290,000,000			290,000,000
Net Mark-to- market Gains (Losses)		₱ 164,000,000	(87,000,000)
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.28
Termination Date December 13, 2030 [Member] | US$140 PNB Loan [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 109,000,000
Trade Date	February to April 2021	February to April 2021
Underlying Transaction	US$140 PNB Loan	US$140 PNB Loan
Termination Date	December 13, 2030	December 13, 2030
Weighted Average Hedge Cost	1.63%	1.63%
Weighted Average Foreign Exchange Rate		48
Notional Amount | $	$ 66,000,000			$ 77,000,000
Net Mark-to- market Gains (Losses)		₱ 143,000,000	₱ 92,000,000
Termination Date December 13, 2030 [Member] | US$140 PNB Loan [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		53.34